CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Dec. 31, 2002	$ 12,364	$ 1,412,842	$ (1,427,764)			$ (2,558)
Beginning Balance (Shares) at Dec. 31, 2002	12,364,085
Paid on behalf of the Company		5,258				5,258
October 31 2003 issuance of stock for acquisition of subsidiary	50,350	(50,350)
October 31 2003 issuance of stock for acquisition of subsidiary (Shares)	50,350,000
Loss for the year					(2,700)	(2,700)
Ending Balance at Dec. 31, 2003	62,714	1,367,750	(1,427,764)		(2,700)
Ending Balance (Shares) at Dec. 31, 2003	62,714,085
March 2004 private placement at $0.35 per share	2,000	698,000				700,000
March 2004 private placement at $0.35 per share (Shares)	2,000,000
May 2004 private placement at $0.35 per share	2,129	743,161				745,290
May 2004 private placement at $0.35 per share (Shares)	2,129,400
December 2004 acquisition of subsidiary via issuance of common stock	2,699	1,616,311				1,619,010
December 2004 acquisition of subsidiary via issuance of common stock (Shares)	2,698,350
Share issuance costs		(76,298)				(76,298)
Loss for the year					(398,533)	(398,533)
Ending Balance at Dec. 31, 2004	69,542	4,348,924	(1,427,764)		(401,233)	2,589,469
Ending Balance (Shares) at Dec. 31, 2004	69,541,835
May, 2005 cancellation of shares	(47,000)	47,000
May, 2005 cancellation of shares (Shares)	(47,000,000)
June 2005 for services	10	5,490				5,500
June 2005 for services (Shares)	10,000
June, 2005 private placement at $0.55 per share	536	294,384				294,920
June, 2005 private placement at $0.55 per share (Shares)	536,218
August, 2005 private placement at $0.55 per share	300	164,700				165,000
August, 2005 private placement at $0.55 per share (Shares)	300,000
November, 2005 private placement at $0.55 per share	1,550	850,595				852,145
November, 2005 private placement at $0.55 per share (Shares)	1,549,354
Share issuance costs		(130,714)				(130,714)
Stock-based compensation		41,022				41,022
Loss for the year					(272,572)	(272,572)
Ending Balance at Dec. 31, 2005	24,938	5,621,401	(1,427,764)		(673,805)	3,544,770
Ending Balance (Shares) at Dec. 31, 2005	24,937,407
February, 2006 conversion of promissory note at $0.55 per share	91	49,909				50,000
February, 2006 conversion of promissory note at $0.55 per share (Shares)	90,909
March, 2006 exercise of warrants at $0.75 per share	108	81,267				81,375
March, 2006 exercise of warrants at $0.75 per share (Shares)	108,500
March, 2006 - private placement at $0.70 per share	792	553,628				554,420
March, 2006 - private placement at $0.70 per share (Shares)	792,029
April, 2006 exercise of warrants at $0.75 per share	177	132,723				132,900
April, 2006 exercise of warrants at $0.75 per share (Shares)	177,200
June, 2006 cancellation of shares	(10)	(6,990)				(7,000)
June, 2006 cancellation of shares (Shares)	(10,000)
June, 2006 private placement at $0.90 per share	578	519,722				520,300
June, 2006 private placement at $0.90 per share (Shares)	578,112
July, 2006 private placement at $0.90 per share	1,132	1,017,668				1,018,800
July, 2006 private placement at $0.90 per share (Shares)	1,132,000
October, 2006 private placement at $1.10 per share	282	309,918				310,200
October, 2006 private placement at $1.10 per share (Shares)	282,000
Share issuance costs		(240,616)				(240,616)
Stock-based compensation		206,041				206,041
Loss for the year					(2,562,992)	(2,562,992)
Ending Balance at Dec. 31, 2006	28,088	8,244,671	(1,427,764)		(3,236,797)	3,608,198
Ending Balance (Shares) at Dec. 31, 2006	28,088,157
October, 2007 Private placement at $1.35 per unit	668	901,405				902,073
October, 2007 Private placement at $1.35 per unit (Shares)	668,202
Share issuance costs		(89,533)				(89,533)
Stock-based compensation		195,623				195,623
Loss for the year					(1,874,757)	(1,874,757)
Ending Balance at Dec. 31, 2007	28,756	9,252,166	(1,427,764)		(5,111,554)	2,741,604
Ending Balance (Shares) at Dec. 31, 2007	28,756,359
February, 2008 Private placement at $1.50 per unit	1,062	1,591,938				1,593,000
February, 2008 Private placement at $1.50 per unit (Shares)	1,062,000
May, 2008 Exercise of options at $0.75 per share	100	74,900				75,000
May, 2008 Exercise of options at $0.75 per share (Shares)	100,000
June, 2008 Conversion of debentures at $1.00 per share	650	649,350				650,000
June, 2008 Conversion of debentures at $1.00 per share (Shares)	650,000
July, 2008 Exercise of warrants at $1.50 per share	631	945,869				946,500
July, 2008 Exercise of warrants at $1.50 per share (Shares)	631,000
December, 2008 For services at $1.50 per share	132	196,733				196,865
December, 2008 For services at $1.50 per share (Shares)	131,243
Share issuance costs		(125,040)				(125,040)
Stock-based compensation		156,444				156,444
Loss for the year					(3,231,403)	(3,231,403)
Ending Balance at Dec. 31, 2008	31,331	12,742,360	(1,427,764)		(8,342,957)	3,002,970
Ending Balance (Shares) at Dec. 31, 2008	31,330,602
April, 2009 Private placement at $0.70 per unit	710	496,290				497,000
April, 2009 Private placement at $0.70 per unit (Shares)	710,000
May, 2009 Private placement at $0.70 per unit	308	215,292				215,600
May, 2009 Private placement at $0.70 per unit (Shares)	308,000
May, 2009 Repurchase and cancellation of shares at $0.25 per share	(200)	(49,800)				(50,000)
May, 2009 Repurchase and cancellation of shares at $0.25 per share (Shares)	(200,000)
August, 2009 Private placement at $0.80 per unit	376	301,124				301,500
August, 2009 Private placement at $0.80 per unit (Shares)	376,875
December, 2009 Private placement at $1.00 per unit	706	705,294				706,000
December, 2009 Private placement at $1.00 per unit (Shares)	706,000
Share issuance costs		(107,390)				(107,390)
Stock-based compensation		468,052				468,052
Loss for the year				(76,629)	(961,495)	(1,038,124)
Ending Balance at Dec. 31, 2009	33,231	14,771,222	(1,427,764)	(76,629)	(9,304,452)	3,995,608
Ending Balance (Shares) at Dec. 31, 2009	33,231,477
February, 2010 Conversion of debenture at $1.00 per share	250	249,750				250,000
February, 2010 Conversion of debenture at $1.00 per share (Shares)	250,000
March, 2010 Repurchase and cancellation of shares at $1.33 per share	(80)	(107,920)				(108,000)
March, 2010 Repurchase and cancellation of shares at $1.33 per share (Shares)	(80,891)
April, 2010 Private placement at $1.00 per unit	838	837,162				838,000
April, 2010 Private placement at $1.00 per unit (Shares)	838,000
June, 2010 Private placement at $1.00 per unit	250	249,750				250,000
June, 2010 Private placement at $1.00 per unit (Shares)	250,000
August, 2010 Conversion of warrants at $1.00 per share	360	359,640				360,000
August, 2010 Conversion of warrants at $1.00 per share (Shares)	360,000
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share	8,092	10,744,621				10,752,713
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share (Shares)	8,092,593
December, 2010 Conversion of warrants at $1.50 per share	20	29,980				30,000
December, 2010 Conversion of warrants at $1.50 per share (Shares)	20,000
Share issuance costs		(1,455,909)				(1,455,909)
Stock-based compensation		411,507				411,507
Loss for the year				40,268	(3,016,913)	(2,976,645)
Ending Balance at Dec. 31, 2010	42,961	26,089,803	(1,427,764)	(36,361)	(12,321,365)	12,347,274
Ending Balance (Shares) at Dec. 31, 2010	42,961,179
Conversion of warrants at $1.50 per share	769	1,152,542				1,153,311
Conversion of warrants at $1.50 per share (Share)
Conversion of warrants at $1.00 per share	839	838,325
Conversion of warrants at $1.00 per share (Share)
Stock-based compensation		361,239				361,239
Loss for the year				(470,170)	(5,324,757)	(5,794,927)
Ending Balance at Dec. 31, 2011	44,569	28,441,909	(1,427,764)	(506,531)	(17,646,122)	8,906,061
Ending Balance (Shares) at Dec. 31, 2011	44,569,217
Exercise of stock options at $1.00 per share	110	109,890				110,000
Exercise of stock options at $1.00 per share (Shares)	110,000
Private placement of units at CAD$0.85 per share	1,929	1,658,096				1,660,025
Private placement of units at CAD$0.85 per share (Shares)	1,929,000
Share issuance costs		(126,324)				(126,324)
Repurchase of shares	(68)	(54,763)				(54,831)
Repurchase of shares (Shares)	(68,300)
Stock-based compensation		1,041,591				1,041,591
Loss for the year				(466,378)	(7,165,258)	(7,631,636)
Ending Balance at Dec. 31, 2012	$ 46,540	$ 31,070,399	$ (1,427,764)	$ (972,909)	$ (24,811,380)	$ 3,904,886
Ending Balance (Shares) at Dec. 31, 2012	46,539,917